Victory Pioneer Disciplined Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	6.82%	7.36%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.49%	4.29%	4.71%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	4.61%	5.02%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.27%	7.30%	7.20%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.45%	8.33%	8.12%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	12.45%	8.47%	8.36%